Deferred Revenue - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Revenue from Contract with Customer [Abstract]
Current portion	$ 39,180	$ 30,694	$ 20,164
Long term portion	$ 1,881	$ 1,352	$ 922